Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,408,582,000	$ 7,037,465,000
Accumulated depreciation	3,983,008,000	3,747,285,000
Property, plant and equipment, net	3,425,574,000	3,290,180,000
Depreciation expense	606,964,000	600,845,000	$ 555,125,000
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	65,076,000	65,081,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,758,018,000	2,630,431,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,070,878,000	3,965,870,000
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	69,179,000	62,016,000
Accumulated depreciation	32,339,000	24,420,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	445,431,000	314,067,000
Assets Leased to Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 628,140,000	$ 614,797,000